IFRS 7 Disclosure - Credit and Counterparty Risk - Summary of Net Loans and Acceptances by Interest Rate Sensitivity (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Net loans and acceptances	$ 458,497	$ 449,687
Fixed interest rate [member]
Disclosure of credit risk exposure [line items]
Net loans and acceptances	237,596	217,002
Floating interest rate [member]
Disclosure of credit risk exposure [line items]
Net loans and acceptances	207,408	209,092
Non interest sensitive [member]
Disclosure of credit risk exposure [line items]
Net loans and acceptances	$ 13,493	$ 23,593